Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Prior to the closing of the Merger, Old LiveVox paid quarterly management fees plus reimbursement of expenses incurred on behalf of Old LiveVox to funds affiliated with Golden Gate Capital, its majority shareholder pre-Merger.
During the year ended December 31, 2021, management fees, expense reimbursements and acquisition related expenses were immaterial. As of December 31, 2021, there was no unpaid balance. During the year ended December 31, 2020, management fees totaled $0.5 million and there were no expense reimbursements or acquisition-related expenses. As of December 31, 2020, there was no unpaid balance. During the year ended December 31, 2019, management fees, expense reimbursements and acquisition related expenses totaled $0.4 million, $0.1 million and $0.6 million, respectively, of which $0.5 million was unpaid as of December 31, 2019.
The Company pays monthly board of director fees plus reimbursement of expenses incurred on behalf of the Company to members of the Company’s board of directors. During the year ended December 31, 2021, board of director fees totaled $0.6 million and expense reimbursements were immaterial. As discussed in Note 2(x), in connection with the Merger, the VCIP awards granted to the board of directors were liquidated, which resulted in $4.1 million expenses related to the board of directors for the year ended December 31, 2021. The Company also granted RSUs to directors under the 2021 Plan. During the year ended December 31, 2021, stock-based compensation expense relating to the RSU awards to the board of directors totaled $0.2 million. As of December 31, 2021, the unpaid balance of board of director fees due to related parties was immaterial. During the year ended December 31, 2020, board of director fees totaled $0.5 million and there were no expense reimbursements or expenses relating to the VCIP awards granted to the board of directors. As of December 31, 2020, there was no unpaid balance of board of director fees due to related parties. During the year ended December 31, 2019, board of director fees totaled $0.5 million and there were no expense reimbursements. The Company also performed a one-time
management liquidity program, in which vested VCIP awards were liquidated and paid out, which resulted in $0.3 million in related expenses incurred to a director of the board. As of December 31, 2019, there was no unpaid balance of board of director fees due to related parties.

There were no related party accounts receivable as of December 31, 2021, 2020 and 2019.